                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-07347

                                ADVISOR FUNDS II
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       06/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder US Bond Index Fund

Semiannual Report to Shareholders

June 30, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Scudder US Bond Index Fund

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

US Bond Index Portfolio

22 Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. The fund may not be able to mirror the Lehman Brothers Aggregate Bond Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of securities selected. Additionally, the fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2005

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 6/30/05
Scudder US Bond Index Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund*
Institutional Class	2.52%	6.83%	5.56%	7.24%	6.76%
Lehman Brothers Aggregate Bond Index	2.51%	6.80%	5.76%	7.40%	6.89%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on June 30, 1997. Index returns begin June 30, 1997.

Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/05	$ 10.44
12/31/04	$ 10.41
Distribution Information: Six Months: Income Dividends as of 6/30/05	$ .21
Capital Gains as of 6/30/05	$ .02
June Income Dividend	.0365
SEC 30-day Yield as of 6/30/05++	3.98%
Current Annualized Distribution Rate as of 6/30/05++	4.25%

++ The SEC yield is net investment income per share earned over the month ended June 30, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.66% had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.93% had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate.

Institutional Class Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 6/30/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	99	of	451	22
3-Year	163	of	392	42
5-Year	64	of	273	24

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested.

Growth of an Assumed $1,000,000 Investment
[] Scudder US Bond Index Fund — Institutional Class [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended June 30
Comparative Results as of 6/30/05
Scudder US Bond Index Fund		1-Year	3-Year	5-Year	Life of Fund*
Institutional Class	Growth of $1,000,000	$1,068,300	$1,176,300	$1,418,200	$1,687,100
	Average annual total return	6.83%	5.56%	7.24%	6.76%
Lehman Brothers Aggregate Bond Index+	Growth of $1,000,000	$1,068,000	$1,182,900	$1,429,200	$1,703,900
	Average annual total return	6.80%	5.76%	7.40%	6.89%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class is $1,000,000.

* The Fund commenced operations on June 30, 1997. Index returns begin June 30, 1997.

+ Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005
Actual Fund Return	InstitutionalClass
Beginning Account Value 1/1/05	$ 1,000.00
Ending Account Value 6/30/05	$ 1,025.20
Expenses Paid per $1,000*	$ .75
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/05	$ 1,000.00
Ending Account Value 6/30/05	$ 1,024.05
Expenses Paid per $1,000*	$ .75

* Expenses are equal to the Fund's annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio	Institutional Class
Scudder US Bond Index Fund	.15%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Louis D'Arienzo discusses the market environment, fund performance and his strategy in managing Scudder US Bond Index Fund during the six-month period ended June 30, 2005.

Q:  How did Scudder US Bond Index Fund perform during the first half of 2005?

A:  Scudder US Bond Index Fund tracked the performance of its benchmark, the Lehman Brothers Aggregate Bond Index, for the six-month period ended June 30, 2005.1 The fund produced a return of 2.52% (Institutional Class shares) for the semiannual period, compared with 2.51% for the benchmark. The fund outperformed the 2.00% average return of the 467 funds in its Lipper category, Intermediate Investment Grade Debt Funds.2 (Past performance is no guarantee of future results. Please see pages 3 through 5 for more complete performance information.)

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with an average maturity of one year or more. Index returns assume reinvestment of all dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

2 The Lipper Intermediate Investment Grade Debt Funds category comprises funds that invest primarily in investment-grade debt issues (rated in the top 48 grades) with dollar-weighted average maturities of five to 10 years.

Q:  What were the primary factors affecting the US bond market during the period?

A:  The semiannual period featured two surprises within the fixed-income markets: (1) the Treasury's announcement in May of a possible reintroduction of 30-year bonds (whose issuance had been suspended in 2002); and (2) very disappointing earnings reports from General Motors and Ford Motor Co., which devolved quickly into the downgrades of both credits to high yield status and led to the reevaluation of the creditworthiness of a host of non-Treasury fixed-income issues.

In general, the period was characterized by solid economic growth accompanied by contained increases in inflation, as open markets and excess economic capacity continued to put downward pressure on consumer prices. While the price of oil reached $60 a barrel, the market, for the most part, chose to view this development as a check on economic growth rather than a potential source of inflation. This environment permitted the Federal Reserve Board (the Fed) to maintain its policy of increasing short-term rates in a measured fashion. Over the period, the Fed raised the federal funds rate on four occasions by 0.25% to its current level of 3.25%.3 Despite the rise in short-term interest rates, longer-term rates actually declined over the period, as the financial markets displayed confidence that the Fed was pursuing a policy which would continue to curtail long-term inflationary pressures.

3 Federal funds rate — the overnight rate charged by banks when they borrow money from each other. Set by the Federal Open Market Committee (FOMC), the fed funds rate is the most sensitive — and closely watched — indicator concerning the direction of short-term interest rates. The FOMC is a key committee within the US Federal Reserve System, and meets every six weeks to review Fed policy on short-term rates. Based on current Fed policy, the FOMC may choose to raise or lower the fed funds rate to either add liquidity to the economy or remove it.

US Treasury Bond Yield Curve (12/31/04 versus 6/30/05)

Past performance is no guarantee of future results.

Source: Bloomberg

Q:  How did government bonds perform in this environment?

A:  Led by the Fed tightening, the yield curve's continued flattening had the strongest influence on relative returns.4 The two-year Treasury bond yield rose 57 basis points over the first six months of 2005, while the 10-year yield fell 31 basis points, for a total flattening of 88 basis points. (100 basis points equals 1.00%.) Since a bond's price moves in the opposite direction of its yield, this meant that longer-term bonds provided the best performance over the period. The market appears to have taken comfort in the view that higher oil prices could result in slower growth and therefore lower inflation. Furthermore, foreign central banks have continued to support the market by adding to their Treasury holdings.

4 Yield curve — The yield curve is a graph with a left to right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields. Yield curve "flattening" means that the "spread" or difference between short- and long-term interest rates is declining.

5 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis-point (one single percentage point) change in market interest rate levels. A duration of 1.25, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage-point drop in interest rates and that it should fall by 1.25% for a one-percentage-point rise in interest rates.

Q:  Which sectors within the Lehman Brothers Aggregate Bond Index were the best and worst performers?

A:  Overall, on a duration-adjusted basis, the Lehman Brothers Aggregate Bond Index underperformed US Treasury securities for the six months ended June 30, 2005 by -0.12%.5 Corporate bonds turned in the most disappointing performance compared with Treasuries, underperforming them by a -0.89% margin due to concerns over slower economic growth and market disruptions induced by the GM and Ford credit downgrades.

During the period, US Treasury bonds produced a total return of 3.20%. Mortgage-backed securities and asset-backed securities outperformed duration-adjusted Treasuries by 0.13% and 0.29%, respectively, for the period, while commercial mortgage-backed securities outperformed duration-adjusted Treasuries by 0.35%.

Q:  What investment strategies do you intend to pursue within the fund?

A:  This is an index fund, and we seek to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index. Thus, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the bond market or the economy in general. Still, we will continue to monitor economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad US bond market.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary June 30, 2005

Asset Allocation (Excludes Securities Lending Collateral)	6/30/05	12/31/04

US Government Agency Sponsored Pass-Throughs	30%	31%
US Treasury Obligations	29%	27%
Corporate Bonds	17%	19%
US Government Sponsored Agencies	9%	10%
Foreign Bonds — US$ Denominated	5%	4%
Government National Mortgage Association	4%	3%
Commercial and Non-Agency Mortgage-Backed Securities	3%	3%
Cash Equivalents & Other, net	2%	2%
Asset Backed	1%	1%
	100%	100%
Corporate and Foreign Bonds Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/05	12/31/04

Financials	46%	45%
Sovereign Bonds	8%	7%
Consumer Discretionary	8%	8%
Utilities	7%	7%
Telecommunication Services	7%	7%
Energy	6%	7%
Consumer Staples	6%	6%
Industrials	4%	5%
Materials	4%	4%
Health Care	3%	3%
Information Technology	1%	1%
	100%	100%
Quality	6/30/05	12/31/04

US Government Obligations	62%	71%
AAA	19%	8%
AA	5%	2%
A	9%	10%
BBB	5%	9%
	100%	100%

Effective Maturity	6/30/05	12/31/04

Under 1 year	3%	5%
1 < 5 years	47%	39%
5 < 10 years	41%	45%
10 < 15 years	4%	2%
15 years or greater	5%	9%
	100%	100%

Weighted average effective maturity: 6.45 years and 7.34 years, respectively.

Asset allocation, corporate and foreign bonds diversification, quality and effective maturity are subject to change.

For more complete details about the Fund's investment portfolio, see page 22. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)
Assets
Investments in US Bond Index Portfolio, at value	$ 172,381,512
Receivable for Fund shares sold	127,193
Other assets	12,938
Total assets	172,521,643
Liabilities
Dividends payable	80,423
Payable for Fund shares redeemed	101,731
Other accrued expenses and payables	40,031
Total liabilities	222,185
Net assets, at value	$ 172,299,458
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(21,866)
Net unrealized appreciation (depreciation) on investments	3,945,352
Accumulated net realized gain (loss)	496,641
Paid-in capital	167,879,331
Net assets, at value	$ 172,299,458
Net Asset Value
Net Asset Value and redemption price(a) per share ($172,299,458 ÷ 16,510,821 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.44

(a) Redemption price per share for shares held less then 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended ended June 30, 2005 (Unaudited)
Investment Income
Interest	$ 2,960,050
Interest — Cash Management Fund Institutional	294,926
Interest — Scudder Cash Management QP Trust	138,330
Securities lending income, including income from Scudder Daily Assets Fund Institutional, net of borrower rebates	55,115
Less allocated expenses[a]	(80,258)
Net investment income allocated from US Bond Index Portfolio	3,368,163
Expenses: Administrator service fee	163,409
Auditing	8,712
Legal	6,820
Reports to shareholders	12,252
Registration fee	13,511
Trustees' fees and expenses	2,128
Other	271
Total expenses, before expense reductions	207,103
Expense reductions	(162,925)
Total expenses, after expense reductions	44,178
Net investment income	3,323,985
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from Investments	538,238
Net unrealized appreciation (depreciation) during the period on investments	358,100
Net gain (loss) on investment transactions	896,338
Net increase (decrease) in net assets resulting from operations	$ 4,220,323

a For the six months ended June 30, 2005, the Advisor to the US Bond Index Portfolio waived fees in the amount of $113,018 which was allocated to the Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations: Net investment income	$ 3,323,985	$ 5,477,652
Net realized gain (loss) on investment transactions	538,238	1,599,547
Net unrealized appreciation (depreciation) during the period on investment transactions	358,100	(792,294)
Net increase (decrease) in net assets resulting from operations	4,220,323	6,284,905
Distributions to shareholders from: Net investment income	(3,346,537)	(5,476,966)
Net realized gains	(285,778)	(1,731,958)
Fund share transactions: Proceeds from shares sold	17,179,691	39,856,929
Reinvestment of distributions	3,061,306	6,642,496
Cost of shares redeemed	(8,316,447)	(28,945,322)
Redemption fees	826	—
Net increase (decrease) in net assets from Fund share transactions	11,925,376	17,554,103
Increase (decrease) in net assets	12,513,384	16,630,084
Net assets at beginning of period	159,786,074	143,155,990
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $21,866 and $686, respectively)	$ 172,299,458	$ 159,786,074

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.41	$ 10.46	$ 10.60	$ 10.42	$ 10.24	$ 9.76
Income (loss) from investment operations: Net investment income	.21[b]	.37[b]	.44[b]	.52[b]	.59	.62
Net realized and unrealized gain (loss) on investment transactions	.05	.06	(.05)	.50	.23	.48
Total from investment operations	.26	.43	.39	1.02	.82	1.10
Less distributions from: Net investment income	(.21)	(.37)	(.42)	(.52)	(.59)	(.62)
Net realized gains on investment transactions	(.02)	(.11)	(.11)	(.32)	(.05)	—
Total distributions	(.23)	(.48)	(.53)	(.84)	(.64)	(.62)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 10.44	$ 10.41	$ 10.46	$ 10.60	$ 10.42	$ 10.24
Total Return (%)[c]	2.52**	4.27	3.75	10.04	8.19	11.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	172	160	143	100	110	116
Ratio of expenses before expense reductions, including expenses allocated from the US Bond Index Portfolio (%)	.49*	.48	.50	.52	.53	.57
Ratio of expenses after expense reductions, including expenses allocated from the US Bond Index Portfolio (%)	.15*	.15	.15	.15	.15	.15
Ratio of net investment income (%)	4.07*	3.57	4.27	4.94	5.68	6.33

[a] For the six months ended June 30, 2005 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

US Bond Index Fund — Institutional Class ("Scudder US Bond Index Fund" or the "Fund") is a diversified series of the Scudder Advisor Funds II (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the US Bond Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc.").

On June 30, 2005, the Fund owned approximately 100% of the US Bond Index Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Net investment income is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to the Portfolio's financial statements for a breakdown of the appreciation/depreciation from investments.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Effective February 1, 2005, the Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. (the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both wholly owned subsidiaries of Deutsche Bank AG.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.20% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the six months ended June 30, 2005, the Advisor and Administrator contractually agreed to waive a portion of its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses at 0.15% including expenses allocated from the Portfolio.

Accordingly, for the six months ended June 30, 2005, the Administrator waived a portion of its Administrative Service Fee aggregating $162,925 and the amount charged aggregated $484, which was equivalent to an annualized effective rate 0.00% of the Fund's average daily net assets.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended June 30, 2005, the amount charged to the Fund by DeIM aggregated $16,760, of which $7,200 is unpaid at June 30, 2005.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Six Months Ended June 30, 2005		Year Ended December 31, 2004
Shares	Dollars	Shares	Dollars
Shares sold
1,658,734	$ 17,179,691	3,794,638	$ 39,856,929
Shares issued to shareholders in reinvestment of distributions
296,622	$ 3,061,306	634,674	$ 6,642,496
Shares redeemed
(800,654)	$ (8,316,447)	(2,757,859)	$ (28,945,322)
Redemption fees	$ 826		$ —
Net increase (decrease)
1,154,702	$ 11,925,376	1,671,453	$ 17,554,103

D. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Investment Portfolio as of June 30, 2005 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 16.6%
Consumer Discretionary 1.6%
Albertson's, Inc.:
7.25%, 5/1/2013 (d)	25,000	28,209
7.5%, 2/15/2011 (d)	50,000	56,317
Comcast Cable Communications Holdings, Inc.:
6.2%, 11/15/2008	100,000	105,754
6.875%, 6/15/2009	60,000	65,359
8.375%, 3/15/2013	90,000	109,742
Comcast Corp., 5.85%, 1/15/2010 (d)	25,000	26,439
Cox Communications, Inc., 7.875%, 8/15/2009	50,000	56,023
DaimlerChrysler NA Holding Corp.:
7.2%, 9/1/2009	150,000	163,278
8.0%, 6/15/2010	150,000	169,552
Federated Department Stores, Inc., 7.45%, 7/15/2017	300,000	361,581
Ford Motor Co.:
6.625%, 10/1/2028	75,000	58,834
8.875%, 1/15/2022	200,000	197,187
Fred Meyer, Inc., 7.45%, 3/1/2008	50,000	53,784
Gannett Co., Inc., 6.375%, 4/1/2012	50,000	55,552
Gillette Co., 2.5%, 6/1/2008	50,000	48,058
Kimberly-Clark Corp., 5.625%, 2/15/2012	50,000	53,799
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	126,388
News America, Inc., 5.3%, 12/15/2014	25,000	25,650
Northwest Airlines Corp., 8.072%, 4/1/2021	21,581	23,581
Target Corp., 5.875%, 3/1/2012	200,000	217,160
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	116,704
Time Warner Entertainment Co. LP, 7.25%, 9/1/2008	100,000	108,303
Time Warner, Inc.:
6.625%, 5/15/2029	10,000	11,143
6.875%, 5/1/2012	100,000	112,842
6.95%, 1/15/2028	30,000	34,560
7.7%, 5/1/2032	25,000	31,625
Viacom, Inc., 7.7%, 7/30/2010	200,000	223,221
Walt Disney Co., 6.2%, 6/20/2014	75,000	83,259
		2,723,904
Consumer Staples 1.3%
Anheuser Busch Companies, Inc., 4.95%, 1/15/2014 (d)	100,000	103,874
Bottling Group LLC, 5.0%, 11/15/2013 (d)	50,000	51,723
Campbell Soup Co., 5.5%, 3/15/2007 (d)	20,000	20,479
Coca-Cola Co., 5.75%, 3/15/2011 (d)	25,000	26,827
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022	250,000	341,891
ConAgra Foods, Inc., 7.125%, 10/1/2026	100,000	120,984
Coors Brewing Co., 6.375%, 5/15/2012 (d)	10,000	10,847
Fortune Brands, Inc., 4.875%, 12/1/2013	50,000	49,912
General Mills, Inc.:
5.125%, 2/15/2007	10,000	10,156
6.0%, 2/15/2012	48,000	52,184
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	27,106
6.625%, 7/15/2011	25,000	27,829
Kellogg Co., 6.6%, 4/1/2011	50,000	55,412
Kraft Foods, Inc.:
4.0%, 10/1/2008	100,000	99,214
5.25%, 6/1/2007	20,000	20,389
5.625%, 11/1/2011	50,000	53,041
6.25%, 6/1/2012	40,000	43,973
Kroger Co.:
7.5%, 4/1/2031	50,000	60,213
7.8%, 8/15/2007	50,000	53,418
McDonald's Corp., 8.875%, 4/1/2011	300,000	369,586
Procter & Gamble Co., 6.875%, 9/15/2009	200,000	221,737
Safeway, Inc.:
6.5%, 11/15/2008 (d)	90,000	95,064
6.5%, 3/1/2011	80,000	86,465
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	56,524
Wal-Mart Stores, Inc.:
4.375%, 7/12/2007 (d)	20,000	20,178
6.875%, 8/10/2009	100,000	110,204
		2,189,230
Energy 1.0%
Alabama Power Co.:
5.5%, 10/15/2017	100,000	106,966
5.7%, 2/15/2033	50,000	54,658
Amoco Co., 6.5%, 8/1/2007	250,000	261,940
Anadarko Petroleum Corp., 7.5%, 10/15/2026	60,000	74,845
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	62,240
ChevronTexaco Capital Co., 3.5%, 9/17/2007	20,000	19,806
Conoco Funding Co., 6.35%, 10/15/2011	200,000	221,459
Conoco, Inc., 6.95%, 4/15/2029	150,000	188,447
Devon Financing Corp., 6.875%, 9/30/2011	100,000	111,897
Duke Capital Corp., 7.5%, 10/1/2009	150,000	166,811
Exelon Generation Co. LLC, 6.95%, 6/15/2011	25,000	28,045
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	60,000	65,986
Marathon Oil Corp., 5.375%, 6/1/2007	50,000	50,993
MidAmerican Energy Holdings Co.:
3.5%, 5/15/2008	75,000	73,089
5.875%, 10/1/2012	25,000	26,555
Occidental Petroleum Corp., 7.375%, 11/15/2008	100,000	109,995
Phillips Petroleum Co., 8.75%, 5/25/2010	50,000	59,562
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	27,378
Transocean Sedco Forex, Inc., 6.625%, 4/15/2011	50,000	56,159
Valero Energy Corp., 6.125%, 4/15/2007	25,000	25,737
		1,792,568
Financials 8.0%
ABN Amro Bank NV, 7.125%, 6/18/2007	540,000	569,575
Allstate Corp.:
5.35%, 6/1/2033	50,000	50,304
7.2%, 12/1/2009	100,000	111,656
American Express Credit Corp., 3.0%, 5/16/2008	50,000	48,490
American General Finance Corp.:
Series I, 3.875%, 10/1/2009	200,000	195,340
Series G, 5.75%, 3/15/2007	75,000	76,740
American International Group, Inc.:
2.875%, 5/15/2008	50,000	48,052
4.25%, 5/15/2013	100,000	96,988
Assurant, Inc., 5.625%, 2/15/2014	25,000	26,310
Avalonbay Communities, 6.125%, 11/1/2012	30,000	32,473
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	114,986
Bank of America Corp.:
4.875%, 1/15/2013	200,000	205,160
5.125%, 11/15/2014	100,000	104,510
5.375%, 6/15/2014 (d)	50,000	53,127
5.875%, 2/15/2009	50,000	52,845
6.625%, 8/1/2007	100,000	104,623
Bank of New York Co., Inc.:
5.2%, 7/1/2007	25,000	25,476
7.3%, 12/1/2009	65,000	72,838
Bank One Corp.:
5.5%, 3/26/2007	20,000	20,479
7.625%, 10/15/2026	100,000	127,948
7.875%, 8/1/2010	50,000	57,806
Bear Stearns Companies, Inc.:
4.0%, 1/31/2008	150,000	149,338
5.7%, 11/15/2014	150,000	160,846
Boeing Capital Corp.:
5.75%, 2/15/2007 (d)	100,000	102,683
6.1%, 3/1/2011	110,000	119,586
6.35%, 11/15/2007	50,000	52,315
Boston Properties, Inc., 6.25%, 1/15/2013	25,000	27,240
Caterpillar Financial Services Corp., Series F, 4.75%, 2/17/2015	25,000	25,242
Charter One Bank Financial, Inc., 6.375%, 5/15/2012	10,000	11,136
Chubb Corp., 6.0%, 11/15/2011	10,000	10,824
CIT Group, Inc.:
3.875%, 11/3/2008	125,000	123,265
7.75%, 4/2/2012	100,000	117,283
Citigroup, Inc.:
5.0%, 9/15/2014	150,000	153,442
5.875%, 2/22/2033	100,000	109,054
6.0%, 10/31/2033	200,000	221,967
6.5%, 1/18/2011	150,000	165,614
6.625%, 6/15/2032	50,000	59,688
7.25%, 10/1/2010	50,000	56,613
8.625%, 2/1/2007	200,000	213,731
Countrywide Home Loans, Inc., 4.0%, 3/22/2011	100,000	96,442
Donaldson, Lufkin & Jenrette, Inc.:
4.875%, 1/15/2015	150,000	151,787
5.125%, 1/15/2014 (d)	100,000	103,395
6.125%, 11/15/2011	100,000	108,777
6.5%, 1/15/2012	100,000	111,139
EOP Operating LP:
7.0%, 7/15/2011	100,000	110,887
7.75%, 11/15/2007	45,000	48,319
First Chicago NBD Corp., 7.125%, 5/15/2007	200,000	210,385
FleetBoston Financial Corp.:
6.875%, 1/15/2028	45,000	55,340
7.375%, 12/1/2009	65,000	72,955
Ford Motor Credit Co.:
7.0%, 10/1/2013 (d)	100,000	95,948
7.25%, 10/25/2011	100,000	96,227
7.375%, 10/28/2009	150,000	146,578
Fund American Co., Inc., 5.875%, 5/15/2013	50,000	52,078
General Electric Capital Corp.:
4.625%, 9/15/2009 (d)	63,000	64,078
Series A, 5.0%, 2/15/2007 (d)	40,000	40,615
Series A, 5.375%, 3/15/2007	200,000	204,335
5.45%, 1/15/2013	200,000	212,155
6.0%, 6/15/2012	400,000	436,247
6.75%, 3/15/2032	50,000	61,699
6.875%, 11/15/2010	50,000	55,871
Hartford Financial Services Group, Inc., 4.625%, 7/15/2013 (d)	50,000	50,038
HSBC Bank USA, 4.625%, 4/1/2014	50,000	49,915
HSBC Finance Corp.:
4.75%, 7/15/2013	100,000	100,151
5.0%, 6/30/2015	50,000	50,390
6.375%, 10/15/2011	50,000	54,667
6.4%, 6/17/2008	100,000	105,913
6.75%, 5/15/2011	25,000	27,749
7.0%, 5/15/2012	100,000	113,438
8.0%, 7/15/2010	150,000	173,079
International Lease Finance Corp.:
3.5%, 4/1/2009	25,000	24,074
5.625%, 6/1/2007 (d)	10,000	10,251
5.7%, 7/3/2006	50,000	50,678
John Deere Capital Corp.:
6.0%, 2/15/2009	35,000	36,932
7.0%, 3/15/2012	100,000	114,729
John Hancock Financial Services, Inc., 5.625%, 12/1/2008	25,000	26,120
JPMorgan Chase & Co.:
6.375%, 4/1/2008	100,000	105,453
6.75%, 2/1/2011	100,000	110,590
7.125%, 6/15/2009	300,000	330,207
KFW International Finance, Inc., 7.0%, 3/1/2013	275,000	322,892
Lehman Brothers Holdings, Inc.:
3.5%, 8/7/2008	50,000	48,964
4.0%, 1/22/2008	50,000	49,821
Series G, 4.8%, 3/13/2014 (d)	100,000	101,047
7.0%, 2/1/2008	50,000	53,385
8.25%, 6/15/2007	50,000	53,855
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014	50,000	49,805
Marshall & Ilsley Corp., 4.375%, 8/1/2009	50,000	50,392
MBIA, Inc., 9.375%, 2/15/2011	125,000	156,388
MBNA America Bank NA, 4.625%, 8/3/2009	50,000	50,712
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	25,612
Series C, 5.0%, 1/15/2015 (d)	25,000	25,599
6.0%, 2/17/2009	250,000	263,728
MetLife, Inc., 6.125%, 12/1/2011	25,000	27,151
Morgan Stanley, 4.75%, 4/1/2014	325,000	320,180
Morgan Stanley Dean Witter & Co.:
5.3%, 3/1/2013	100,000	103,924
6.6%, 4/1/2012	50,000	55,590
National Rural Utilities Cooperative Finance Corp., 5.75%, 11/1/2008	100,000	104,693
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	27,000
PNC Funding Corp., 6.875%, 7/15/2007	300,000	315,629
Principal Life Income Fundings, 5.1%, 4/15/2014 (d)	25,000	26,022
ProLogis:
5.5%, 3/1/2013	20,000	20,908
7.1%, 4/15/2008	10,000	10,718
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011	25,000	24,589
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014	100,000	102,928
Sanwa Bank Ltd., 7.4%, 6/15/2011	10,000	11,321
Simon Property Group LP, 6.35%, 8/28/2012	100,000	109,062
SLM Corp.:
4.0%, 1/15/2009	150,000	148,800
Series A, 5.0%, 10/1/2013	100,000	102,433
Swiss Bank Corp., 7.0%, 10/15/2015	100,000	119,580
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	50,000	50,927
5.15%, 1/15/2014	100,000	102,475
5.25%, 4/1/2013	50,000	51,697
5.5%, 11/15/2014	200,000	209,001
6.6%, 1/15/2012	50,000	55,571
6.65%, 5/15/2009	15,000	16,243
6.875%, 1/15/2011	100,000	111,503
7.35%, 10/1/2009	50,000	55,679
Toyota Motor Credit Corp.:
5.5%, 12/15/2008	30,000	31,305
5.65%, 1/15/2007	25,000	25,582
US Bancorp:
Series N, 3.95%, 8/23/2007	20,000	19,969
Series N, 5.1%, 7/15/2007	20,000	20,394
US Bank National Association:
4.8%, 4/15/2015 (d)	100,000	101,574
6.3%, 2/4/2014	100,000	112,916
6.375%, 8/1/2011	100,000	110,329
Verizon Global Funding Corp.:
7.25%, 12/1/2010	150,000	170,026
7.75%, 12/1/2030	50,000	64,563
7.75%, 6/15/2032	100,000	129,734
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	50,000	50,956
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	76,313
5.0%, 8/15/2015	200,000	205,118
Wachovia Corp.:
4.875%, 2/15/2014	50,000	50,824
7.5%, 7/15/2006	100,000	103,208
Washington Mutual, Inc., 4.375%, 1/15/2008	150,000	150,421
Wells Fargo & Co.:
4.95%, 10/16/2013	50,000	51,347
5.0%, 11/15/2014	50,000	51,480
5.125%, 9/15/2016	100,000	103,868
6.45%, 2/1/2011	75,000	82,726
7.55% , 6/21/2010	200,000	229,483
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	100,000	105,790
		13,728,974
Health Care 0.6%
Aetna, Inc., 7.125%, 8/15/2006	50,000	51,615
Amgen, Inc., 4.85%, 11/18/2014	25,000	25,681
Bristol-Myers Squibb Co., 5.75%, 10/1/2011	150,000	160,483
Merck & Co, Inc., 6.4%, 3/1/2028	500,000	582,214
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	53,013
6.75%, 12/1/2033	25,000	30,126
UnitedHealth Group, Inc.:
4.875%, 4/1/2013 (d)	25,000	25,629
5.0%, 8/15/2014	50,000	51,736
Wyeth, 4.375%, 3/1/2008	100,000	99,925
		1,080,422
Industrials 0.9%
Burlington North Santa Fe, 5.9%, 7/1/2012	100,000	107,936
Caterpillar, Inc., 7.3%, 5/1/2031	70,000	92,329
Cendant Corp., 6.25%, 1/15/2008	25,000	26,078
CRH America, Inc., 5.3%, 10/15/2013	100,000	103,512
CSX Corp., 7.45%, 5/1/2007	115,000	121,416
FedEx Corp., 9.65%, 6/15/2012	50,000	64,280
General Dynamics Corp., 5.375%, 8/15/2015 (d)	100,000	107,039
Honeywell International, Inc., 7.5%, 3/1/2010	25,000	28,486
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	24,962
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	100,399
6.2%, 4/15/2009	50,000	53,306
7.8%, 5/15/2027	4,000	5,305
Northrop Grumman Corp., 7.125%, 2/15/2011	200,000	226,193
R.R. Donnelley & Sons Co., 144A, 5.5%, 5/15/2015	25,000	25,379
Raytheon Co., 6.75%, 8/15/2007	117,000	122,742
Republic Services, Inc., 7.125%, 5/15/2009	10,000	11,007
Union Pacific Corp.:
6.65%, 1/15/2011	50,000	55,625
6.79%, 11/9/2007	16,000	16,931
United Technologies Corp.:
6.1%, 5/15/2012	50,000	54,904
7.0%, 9/15/2006	50,000	51,754
7.125%, 11/15/2010	50,000	56,933
Waste Management, Inc.:
6.5%, 11/15/2008	50,000	53,113
7.0%, 7/15/2028	50,000	57,992
		1,567,621
Information Technology 0.3%
Hewlett-Packard Co.:
5.75%, 12/15/2006	20,000	20,465
6.5%, 7/1/2012	100,000	110,720
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	102,196
6.5%, 1/15/2028 (d)	100,000	118,022
Motorola, Inc., 7.625%, 11/15/2010	50,000	57,211
Scana Corp.:
6.25%, 2/1/2012	60,000	65,400
6.875%, 5/15/2011	25,000	27,898
		501,912
Materials 0.5%
Alcoa, Inc.:
6.0%, 1/15/2012	25,000	27,075
7.375%, 8/1/2010	100,000	113,754
Dow Chemical Co., 6.0%, 10/1/2012	100,000	109,584
E.I. du Pont de Nemours, 6.875%, 10/15/2009	150,000	166,283
International Paper Co.:
5.85%, 10/30/2012	100,000	104,543
6.75%, 9/1/2011	40,000	43,602
Meadwestvaco Corp., 6.85%, 4/1/2012 (d)	70,000	78,562
Praxair, Inc., 3.95%, 6/1/2013	50,000	47,876
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	165,036
		856,315
Telecommunication Services 1.0%
Ameritech Capital Funding, 6.55%, 1/15/2028	100,000	110,435
AT&T Wireless Services, Inc.:
7.875%, 3/1/2011	200,000	232,433
8.125%, 5/1/2012	35,000	41,935
BellSouth Capital Funding, 7.75%, 2/15/2010	100,000	113,910
BellSouth Corp.:
5.2%, 9/15/2014	50,000	51,529
5.2%, 12/15/2016	50,000	51,107
6.0%, 10/15/2011	100,000	108,034
6.0%, 11/15/2034	100,000	106,338
Cingular Wireless, 6.5%, 12/15/2011	75,000	82,851
Clear Channel Communications, Inc.:
4.4%, 5/15/2011	50,000	47,006
7.65%, 9/15/2010	50,000	54,155
GTE North, Inc., 5.65%, 11/15/2008	100,000	103,095
SBC Communications, Inc.:
5.1%, 9/15/2014	25,000	25,562
5.875%, 8/15/2012 (d)	150,000	161,062
6.25%, 3/15/2011	50,000	54,232
Sprint Capital Corp.:
6.875%, 11/15/2028	120,000	137,746
8.375%, 3/15/2012	175,000	210,494
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	27,629
Verizon Virginia, Inc., 4.625%, 3/15/2013	100,000	98,412
		1,817,965
Utilities 1.4%
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	103,318
Arizona Public Service, 6.5%, 3/1/2012	25,000	27,779
Boston Edison Co., 4.875%, 4/15/2014	25,000	25,646
Columbia Energy Group, 7.62%, 11/28/2025	25,000	26,153
Consolidated Edison Co. of New York, Inc., 4.875%, 2/1/2013	50,000	51,145
Consolidated Natural Gas Corp., 6.625%, 12/1/2008	200,000	214,093
Constellation Energy Group, Inc., 7.0%, 4/1/2012 (d)	25,000	28,202
Dominion Resources, Inc., 8.125%, 6/15/2010	90,000	103,697
DTE Energy Co., 7.05%, 6/1/2011	50,000	55,982
Exelon Corp., 6.75%, 5/1/2011	50,000	55,527
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	50,000	54,631
Florida Power & Light Co., 4.95%, 6/1/2035	100,000	49,254
FPL Group Capital, Inc., 7.625%, 9/15/2006	50,000	52,046
General Electric Co., 5.0%, 2/1/2013	400,000	413,004
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007	25,000	25,654
KeySpan Corp.:
7.875%, 2/1/2010	25,000	28,624
8.0%, 11/15/2030 (d)	50,000	69,872
Kinder Morgan, Inc., 6.5%, 9/1/2012	50,000	55,077
National Rural Utilities, 8.0%, 3/1/2032	100,000	138,861
Pacific Gas & Electric Co., 6.05%, 3/1/2034	100,000	110,209
Potomac Electric Power, 6.25%, 10/15/2007	100,000	104,363
PP&L Capital Funding, Inc., 8.375%, 6/15/2007 (d)	25,000	26,829
Progress Energy, Inc.:
5.85%, 10/30/2008	25,000	26,013
6.85%, 4/15/2012	35,000	38,883
7.1%, 3/1/2011	90,000	100,257
PSE&G Power LLC, 7.75%, 4/15/2011	70,000	80,704
PSI Energy, Inc., 5.0%, 9/15/2013	50,000	51,198
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	76,585
Sempra Energy:
6.0%, 2/1/2013	25,000	26,649
7.95%, 3/1/2010	25,000	28,389
Southern California Edison Co., 6.0%, 1/15/2034	50,000	56,001
Virginia Electric & Power Co., Series D, 7.625%, 7/1/2007	100,000	106,235
Wisconsin Energy Corp., 6.5%, 4/1/2011	50,000	54,943
		2,465,823
Total Corporate Bonds (Cost $27,308,964)		28,724,734

Foreign Bonds — US$ Denominated 4.7%
Energy 0.3%
Alberta Energy Co., Ltd., 7.65%, 9/15/2010	10,000	11,442
Canadian National Resources Ltd., 5.45%, 10/1/2012	25,000	26,068
EnCana Corp., 4.75%, 10/15/2013	50,000	49,848
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	100,000	112,150
7.875%, 2/1/2009	50,000	54,625
9.125%, 10/13/2010	150,000	175,650
		429,783
Financials 1.8%
Apache Finance Canada, 7.75%, 12/15/2029	25,000	34,371
Asian Development Bank, 4.5%, 9/4/2012	250,000	257,328
Axa, 8.6%, 12/15/2030	50,000	68,089
Barclays Bank PLC, 7.4%, 12/15/2009	60,000	67,569
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	114,855
Corp. Andina De Fomento:
5.2%, 5/21/2013	25,000	25,575
6.875%, 3/15/2012	10,000	11,197
Deutsche Telekom International Finance BV:
5.25%, 7/22/2013	100,000	103,823
8.0%, 6/15/2010	150,000	173,840
Dow Capital BV, 9.2%, 6/1/2010	50,000	60,514
European Investment Bank, 4.625%, 3/1/2007	400,000	405,156
HSBC Holding PLC, 7.5%, 7/15/2009	150,000	167,620
Inter-American Development Bank, 6.625%, 3/7/2007 (d)	300,000	313,630
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010	25,000	28,948
8.375%, 10/1/2030	50,000	68,037
Korea Development Bank, 5.25%, 11/16/2006	50,000	50,728
Kreditanstalt fuer Wiederaufbau:
3.5%, 3/14/2008 (d)	200,000	197,921
4.125%, 10/15/2014	100,000	99,652
Landwirtschaftliche Rentenbank, 3.875%, 3/15/2010	250,000	248,220
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010	50,000	59,171
National Westminster Bank PLC, 7.375%, 10/1/2009	50,000	56,127
Royal Bank of Scotland Group PLC, 7.648%, 8/31/2049	50,000	63,584
Santander Central Hispano Issuances, 7.625%, 9/14/2010	50,000	57,637
Svensk Exportkredit AB, 2.875%, 1/26/2007	25,000	24,601
The International Bank for Reconstruction & Development:
4.375%, 9/28/2006	250,000	251,912
8.625%, 10/15/2016	100,000	137,060
		3,147,165
Industrials 0.1%
Canadian National Railway Co., 4.4%, 3/15/2013	50,000	49,375
Tyco International Group SA:
6.0%, 11/15/2013	20,000	21,750
6.375%, 10/15/2011	40,000	43,932
		115,057
Materials 0.3%
Alcan, Inc.:
4.5%, 5/15/2013	100,000	98,292
4.875%, 9/15/2012	10,000	10,081
5.2%, 1/15/2014	25,000	25,622
Potash Corp. of Saskatchewan, Inc., 7.125%, 6/15/2007	300,000	315,529
		449,524
Sovereign Bonds 1.7%
Canadian Government, 5.25%, 11/5/2008	100,000	104,644
Government of Malaysia, 8.75%, 6/1/2009	10,000	11,593
Kingdom of Sweden, 12.0%, 2/1/2010	220,000	292,411
Province of British Columbia, 5.375%, 10/29/2008	50,000	52,393
Province of Manitoba, 5.5%, 10/1/2008	200,000	208,873
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	54,466
Province of Ontario:
4.375%, 2/15/2013 (d)	100,000	101,687
4.5%, 2/3/2015 (d)	150,000	152,400
Province of Quebec:
5.75%, 2/15/2009	50,000	52,838
7.0%, 1/30/2007	200,000	209,228
Republic of Chile, 6.875%, 4/28/2009 (d)	10,000	10,900
Republic of Italy:
3.625%, 9/14/2007	20,000	19,877
4.5%, 1/21/2015	400,000	404,825
6.0%, 2/22/2011	225,000	246,610
6.875%, 9/27/2023	200,000	252,586
Republic of Korea, 8.875%, 4/15/2008 (d)	50,000	56,274
United Mexican States:
4.625%, 10/8/2008	25,000	25,162
6.375%, 1/16/2013	250,000	268,375
8.375%, 1/14/2011	50,000	58,200
8.625%, 3/12/2008 (d)	40,000	44,300
9.875%, 1/15/2007 (d)	100,000	109,050
Series A, 9.875%, 2/1/2010 (d)	190,000	229,805
		2,966,497
Telecommunication Services 0.4%
British Telecommunications PLC:
8.375%, 12/15/2010	50,000	59,199
8.875%, 12/15/2030	70,000	98,816
France Telecom SA:
8.0%, 3/1/2011	75,000	87,036
8.75%, 3/1/2031	75,000	104,565
Nippon Telegraph & Telephone Corp., 6.0%, 3/25/2008 (d)	10,000	10,455
Telecom Italia Capital, 5.25%, 11/15/2013	100,000	101,521
Telefonica Europe BV, 7.75%, 9/15/2010	125,000	144,223
Vodafone Group PLC:
5.0%, 12/16/2013	100,000	102,883
7.75%, 2/15/2010	50,000	57,089
		765,787
Utilities 0.1%
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	142,201
Ontario Electricity Financial Corp., 6.1%, 1/30/2008	35,000	36,785
United Utilities PLC, 5.375%, 2/1/2019	30,000	30,377
		209,363
Total Foreign Bonds — US$ Denominated (Cost $7,607,116)		8,083,176

Asset Backed 1.2%
Automobile Receivables 0.2%
Daimler Chrysler Auto Trust, "A3", Series 2004-C, 2.98%, 8/8/2008	100,000	98,771
Honda Auto Receivables Owner Trust:
"A3", Series 2004-2, 3.3%, 6/16/2008	100,000	99,274
"A4", Series 2004-2, 3.81%, 10/15/2009	100,000	99,509
Nissan Auto Receivables Own Trust, "A3", Series 2004-B, 3.35%, 5/15/2008	100,000	99,310
		396,864
Credit Card Receivables 0.4%
Citibank Credit Card Master Trust I, "A", Series 1999-2, 5.875%, 3/10/2011	100,000	106,125
Discover Card Master Trust I, "A", Series 2002-2, 5.15%, 10/15/2009	200,000	204,140
MBNA Credit Card Master Note Trust:
"A1", Series 2005-A1, 4.2%, 9/15/2010	100,000	100,568
"A", Series 1999-J, 7.0%, 2/15/2012	200,000	222,055
MBNA Master Credit Card Trust, "A", Series 1999-B, 5.9%, 8/15/2011	50,000	53,185
		686,073
Home Equity Loans 0.3%
Chase Funding Mortgage Loan, "1A4", Series 2004-2, 5.323%, 5/25/2031	100,000	102,270
Citifinancial Mortgage Securities, Inc., "AF2", Series 2004-1, 2.645%, 4/25/2034	100,000	96,718
GMAC Mortgage Corp. Loan Trust, "A5", Series 2004-HE5, 4.865%*, 9/25/2034	100,000	100,424
Residential Asset Securities Corp., "AI3", Series 2004-KS6, 4.16%*, 7/25/2030	100,000	99,517
		398,929
Industrials 0.0%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%, 7/2/2012	50,000	52,602
Miscellaneous 0.3%
Detroit Edison Securitization, "A3", Series 2001-1, 5.875%, 3/1/2010	100,000	102,623
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	100,000	103,458
PECO Energy Transition Trust, "A7", Series 1999-A, 6.13%, 3/1/2009	50,000	52,540
West Penn Funding LLC, "A4", Series 1999-A, 6.98%, 12/26/2008	250,000	265,475
		524,096
Total Asset Backed (Cost $2,004,205)		2,058,564

US Government Sponsored Agencies 9.4%
Federal Home Loan Bank:
2.75%, 3/14/2008 (d)	625,000	608,146
3.875%, 6/14/2013	1,000,000	980,911
4.5%, 11/15/2012	1,000,000	1,022,146
Federal Home Loan Mortgage Corp.:
2.75%, 10/15/2006 (d)	2,000,000	1,974,464
2.875%, 12/15/2006 (d)	1,000,000	987,033
3.5%, 9/15/2007 (d)	1,700,000	1,689,560
4.25%, 7/15/2009	2,000,000	2,021,862
4.5%, 1/15/2013 (d)	500,000	511,753
6.75%, 9/15/2029	3,000	3,941
7.0%, 3/15/2010	450,000	507,540
Federal National Mortgage Association:
4.25%, 5/15/2009	750,000	758,112
4.375%, 10/15/2006	1,600,000	1,612,840
5.25% with various maturities from 4/15/2007 until 1/15/2009	1,500,000	1,546,250
6.25%, 5/15/2029	450,000	556,878
6.96%, 4/2/2007	500,000	526,376
7.125%, 1/15/2030 (d)	50,000	68,362
7.25%, 5/15/2030 (d)	650,000	902,371
Total US Government Sponsored Agencies (Cost $16,029,318)		16,278,545

US Government Agency Sponsored Pass-Throughs 30.1%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2020	978,766	957,449
4.5%, 2/1/2018 (f)	2,000,000	1,990,624
5.0% with various maturities from 12/1/2017 until 9/1/2033 (f)	6,439,903	6,457,695
5.5% with various maturities from 11/1/2013 until 3/1/2035	5,028,637	5,101,109
6.0%, 10/1/2034	859,265	881,650
6.5% with various maturities from 12/1/2014 until 9/1/2034	1,655,953	1,715,024
7.0% with various maturities from 12/1/2024 until 12/1/2026	156,092	165,107
7.5% with various maturities from 5/1/2024 until 7/1/2027	39,404	42,287
Federal National Mortgage Association:
4.5% with various maturities from 2/1/2020 until 6/1/2033	4,889,849	4,852,227
5.0% with various maturities from 2/1/2018 until 1/1/2034 (f)	8,426,164	8,476,684
5.5% with various maturities from 4/1/2017 until 2/1/2035 (f)	9,921,876	10,075,472
6.0% with various maturities from 10/1/2009 until 7/1/2032 (f)	6,091,297	6,251,314
6.5% with various maturities from 1/1/2018 until 10/1/2034	2,364,754	2,454,673
7.0% with various maturities from 6/1/2012 until 12/1/2033	2,086,570	2,197,779
7.5% with various maturities from 1/1/2024 until 4/1/2028	60,572	64,863
8.0% with various maturities from 12/1/2021 until 11/1/2031	114,879	123,600
8.5% with various maturities from 12/1/2025 until 8/1/2031	56,053	61,035
Total US Government Agency Sponsored Pass-Throughs (Cost $51,767,796)		51,868,592

Commercial and Non-Agency Mortgage-Backed Securities 3.3%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	202,696
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	308,428
Bear Stearns Commercial Mortgage Securities, Inc.:
"A2", Series 1999-WF2, 7.08%, 7/15/2031	400,000	437,841
"A1", Series 2000-WF2, 7.11%, 10/15/2032	263,606	277,670
"A2", Series 2000-WF8, 7.78%, 2/15/2032	150,000	169,576
Capco America Securitization Corp., "A1B", Series 1998-D7, 6.26%, 10/15/2030	100,000	106,102
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.463%*, 4/15/2040	100,000	106,039
Commercial Mortgage Pass-Through Certificate, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	200,000	197,847
Countrywide Asset-Backed Certificates, "AF3", Series 2005-1, 4.575%*, 7/25/2035	100,000	100,468
CS First Boston Mortgage Securities Corp.:
"A2", Series 2003-CPN1, 4.597%, 3/15/2035	215,000	217,783
"A3", Series 2001-CF2, 6.238%, 2/15/2034	250,000	260,759
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	93,527	98,588
First Union National Bank Commercial Mortgage:
"A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	164,034
"A1", Series 1999-C4, 7.184%, 12/15/2031	35,203	36,512
First Union-Lehman Brothers-Bank of America, "A2", Series 1998-C2, 6.56%, 11/18/2035	99,558	104,863
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	351,361
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	206,492
Greenwich Capital Commercial Funding Corp., "A7", Series 2004-GG1, 5.317%*, 6/10/2036	200,000	210,895
GS Mortgage Securities Corp. II, "A6", Series 2004-GG2, 5.396%*, 8/10/2038	100,000	105,995
JPMorgan Chase Commercial Mortgage Securities:
"A2", Series 2004-C1, 4.302%, 1/15/2038	300,000	297,938
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	209,560
LB Commercial Conduit Mortgage Trust:
"A2", Series 1999-C1, 6.78%, 6/15/2031	150,000	162,219
"A1", Series 1999-C2, 7.105%, 10/15/2032	70,161	72,396
LB-UBS Commercial Mortgage Trust:
"A2", Series 2002-C1, 5.969%, 3/15/2026	100,000	103,822
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	223,363
"A2", Series 2001-C2, 6.653%, 11/15/2027	100,000	110,947
Morgan Stanley Capital I, "A4', Series 2005-HQ5, 5.168%, 1/14/2042	250,000	260,695
Morgan Stanley Dean Witter Capital I:
"A2", Series 2002-TOP7, 5.98%, 1/15/2039	185,000	201,423
"A2", Series 1999-LIFE, 7.11%, 4/15/2033	100,000	109,766
Nomura Asset Securities Corp., "A1B", Series 1998-D6, 6.59%, 3/15/2030	100,000	106,138
Wachovia Bank Commercial Mortgage Trust, "A3", Series 2003-C9, 4.608%, 12/15/2035	100,000	100,875
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $5,378,700)		5,623,091

Municipal Bonds and Notes 0.1%
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	75,000	78,071
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	28,880
Total Municipal Bonds and Notes (Cost $94,374)		106,951
Government National Mortgage Association 3.5%
Government National Mortgage Association:
5.0%, 4/1/2033 (f)	1,000,000	1,007,500
5.5% with various maturities from 9/15/2033 until 3/15/2035	2,889,058	2,951,358
6.0% with various maturities from 2/15/2029 until 1/1/2032 (f)	1,313,746	1,355,495
6.5% with various maturities from 11/15/2023 until 8/20/2032	282,095	294,673
7.5% with various maturities from 8/15/2029 until 6/15/2032	165,670	177,562
8.0% with various maturities from 7/15/2022 until 3/15/2032	249,252	269,548
8.5%, 11/15/2029	24,461	26,668
9.0%, 1/15/2023	29,913	32,990
Total Government National Mortgage Association (Cost $6,059,635)		6,115,794

US Treasury Obligations 28.9%
US Treasury Bond:
5.25%, 11/15/2028	675,000	770,950
5.375%, 2/15/2031 (d)	2,320,000	2,737,600
6.0%, 2/15/2026 (d)	300,000	369,633
6.25%, 8/15/2023 (d)	700,000	872,348
6.875%, 8/15/2025 (d)	795,000	1,070,145
7.25%, 8/15/2022 (d)	565,000	768,841
7.625%, 11/15/2022	90,000	126,854
7.875%, 2/15/2021 (d)	300,000	424,652
8.0%, 11/15/2021	1,000,000	1,440,898
8.75%, 5/15/2020	300,000	449,883
8.75%, 8/15/2020 (d)	450,000	677,110
11.25%, 2/15/2015 (d)	1,150,000	1,815,338
US Treasury Note:
2.25%, 2/15/2007 (d)	3,000,000	2,935,665
2.375%, 8/15/2006 (d)	2,000,000	1,973,906
3.0%, 11/15/2007 (d)	1,500,000	1,478,203
3.0%, 2/15/2008 (d)	2,500,000	2,459,472
3.125%, 1/31/2007 (d)	2,200,000	2,182,640
3.125%, 9/15/2008 (d)	2,525,000	2,482,194
3.375%, 2/15/2008 (d)	4,225,000	4,194,301
3.375%, 11/15/2008	1,000,000	989,883
3.5%, 8/15/2009 (d)	1,500,000	1,487,167
3.5%, 11/15/2009 (d)	1,750,000	1,734,619
3.5%, 12/15/2009 (d)	1,250,000	1,238,233
3.625%, 7/15/2009	500,000	498,340
3.875%, 5/15/2010 (d)	375,000	377,139
4.0%, 3/15/2010 (d)	1,700,000	1,718,527
4.0%, 2/15/2014	2,965,000	2,982,837
4.0%, 2/15/2015 (d)	2,125,000	2,132,554
4.125%, 5/15/2015 (d)	240,000	243,506
4.25%, 8/15/2013 (d)	650,000	666,250
4.25%, 11/15/2014 (d)	1,000,000	1,023,477
4.25%, 8/15/2014 (d)	2,000,000	2,047,812
4.75%, 5/15/2014 (d)	975,000	1,034,567
5.0%, 2/15/2011 (d)	320,000	339,988
6.875%, 5/15/2006 (d)	2,000,000	2,057,344
Total US Treasury Obligations (Cost $48,432,016)		49,802,876
	Shares	Value ($)

Securities Lending Collateral 24.4%
Scudder Daily Assets Fund Institutional, 3.19% (c)(e) (Cost $42,104,453)	42,104,453	42,104,453

Cash Equivalents 16.0%
Scudder Cash Management QP Trust, 3.14% (b) (Cost $27,573,358)	27,573,358	27,573,358
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $234,359,935) (a)	138.2	238,340,134
Other Assets and Liabilities, Net	(38.2)	(65,958,622)
Net Assets	100.0	172,381,512

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

(a) The cost for federal income tax purposes was $234,368,171. At June 30, 2005, net unrealized appreciation for all securities based on tax cost was $3,971,963. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,665,144 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $693,181.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2005 amounted to $41,305,277 which is 24.0% of net assets.

(e) Represents collateral held in connection with securities lending.

(f) Mortgage dollar roll included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $164,682,124) — including $41,305,277 of securities loaned	$ 168,662,323
Investment in Scudder Cash Management QP Trust (cost $27,573,358)	27,573,358
Investment in Scudder Daily Assets Fund Institutional (cost $42,104,453)*	42,104,453
Total investments in securities, at value (cost $234,359,935)	238,340,134
Receivable for investments sold	324,450
Interest receivable	1,660,065
Due from Advisor	21,495
Other assets	1,664
Total assets	240,347,808
Liabilities
Payable for investments purchased	340,812
Payable for investments purchased — mortgage dollar rolls	25,489,163
Payable upon return of securities loaned	42,104,453
Other accrued expenses and payables	31,868
Total liabilities	67,966,296
Net assets, at value	$ 172,381,512

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2005 (Unaudited)
Investment Income
Interest	$ 2,960,050
Interest — Cash Management Fund Institutional	294,926
Interest — Scudder Cash Management QP Trust	138,330
Securities lending income, including income from Scudder Daily Assets Fund Institutional, net of borrower rebates	55,115
Total income	3,448,421
Expenses: Investment advisory fee	103,771
Auditing	27,418
Legal fees	10,908
Trustees' fees and expenses	4,110
Administrative fee	41,104
Other	5,965
Total expenses, before expense reductions	193,276
Expense reductions	(113,018)
Total expenses, after expense reductions	80,258
Net investment income (loss)	3,368,163
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	538,238
Net unrealized appreciation (depreciation) during the period on investments	357,933
Net gain (loss) on investment transactions	896,171
Net increase (decrease) in net assets resulting from operations	$ 4,264,334

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations: Net investment income	$ 3,368,163	$ 5,554,330
Net realized gain (loss) on investment transactions	538,238	1,599,547
Net unrealized appreciation (depreciation) during the period on investment transactions	357,933	(791,570)
Net increase (decrease) in net assets resulting from operations	4,264,334	6,362,307
Capital transaction in shares of beneficial interest: Proceeds from capital invested	16,991,180	40,932,264
Value of capital withdrawn	(8,315,621)	(30,831,392)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	8,675,559	10,100,872
Increase (decrease) in net assets	12,939,893	16,463,179
Net assets at beginning of period	159,441,619	142,978,440
Net assets at end of period	$ 172,381,512	$ 159,441,619

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2005[a]	2004	2003	2002	2001	2000
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	172	159	143	100	130	130
Ratio of expenses before expense reductions (%)	.24*	.22	.23	.25	.24	.28
Ratio of expenses after expense reductions (%)	.10*	.10	.10	.10	.10	.10
Ratio of net investment income (loss) (%)	4.11*	3.62	4.31	4.98	5.70	6.34
Portfolio turnover rate (%)	25b*	71[b]	173[b]	235[b]	232	221
Total Investment Return (%)[c,d]	2.55**	4.32	3.80	10.09	—	—

[a] For the six months ended June 30, 2005 (Unaudited).

[b] The portfolio turnover rates including mortgage dollar roll transactions were 234%, 341%, 271% and 266% for the periods ended June 30, 2005, December 31, 2004, December 31, 2003 and December 31, 2002, respectively.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total investment return for the Portfolio was derived from the performance of the Institutional Class of the Scudder US Bond Index Fund.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The US Bond Index Portfolio (the "Portfolio"), a series of the Scudder Investment Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Mortgage Dollar Rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Mortgage dollar rolls may be treated for purposes of the 1940 Act as borrowings by the Portfolio because they involve the sale of a security coupled with an agreement to repurchase. A mortgage dollar roll involves costs to the Portfolio. For example, while the Portfolio receives compensation as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the compensation received by the Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the mortgage dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its borrowing costs.

When-Issued/Delayed Delivery Securities. The Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its income, expenses and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments, mortgage dollar rolls and US Treasury obligations) aggregated $28,064,513 and $14,524,721, respectively. Purchases and sales of US Treasury obligations aggregated $11,708,146 and $5,572,295, respectively. Mortgage dollar rolls aggregated $162,455,702 and $168,009,394, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.15% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio. The Advisor did not impose advisory fees for the portion of assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the six months ended June 30, 2005, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.10% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor waives its fees may vary at any time without notice to shareholders.

Accordingly, for the six months ended June 30, 2005, the Advisor waived all of its advisory fee pursuant to the Investment Advisory Agreement aggregating $103,771, which was equivalent to an annualized effective rate of 0.00% of the Portfolio's average daily net assets.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Accordingly, for the six months ended June 30, 2005, the Administrator waived a portion of its Administrative Service Fee aggregating $7,473 and the amount charged aggregated $33,459, which was equivalent to an annualized effective rate of 0.04% of the Portfolio's average daily net assets. At June 30, 2005, $25,941 was unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Reductions

For the six months ended June 30, 2005, the Advisor agreed to reimburse the Portfolio $1,602, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2005, the custodian fees were reduced by $172 for custody credits earned.

E. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under this agreement.

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Institutional Class
Nasdaq Symbol	BTUSX
CUSIP Number	81111W 204
Fund Number	548
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         US Bond Index Fund, a series of Scudder
                                    Advisor Funds II

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         US Bond Index Fund, a series of Scudder
                                    Advisor Funds II

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 26, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 26, 2005